Acquisitions and Divestitures (Tables)	6 Months Ended
Sep. 30, 2023
Business Combinations [Abstract]
Fair Value Amounts Allocated to Assets Acquired and Liabilities
The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed from DHC. The acquisition occurred during the three months ended March 31, 2023, and purchase price allocation has not yet been finalized as of November 13, 2023. In particular, the final fair value measurements for certain acquired intangible assets have not yet been completed, which could result in a change in the amount of the intangible assets. This change is not expected to have a significant effect on the Company’s consolidated statement of income.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥101,254
Property under Facility Operations	18,498
Trade Notes, Accounts and Other Receivable	11,117
Inventories	19,097
Office Facilities	17,763
Other Assets and other	199,415

Total Assets	367,144

Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	29,752
Other Liabilities	18,292

Total Liabilities	66,792

Noncontrolling interests	353

Net	¥300,000

Other Intangible Assets Recognized in this Acquisition
Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥68,800	—

Subtotal	68,800

Intangibles subject to amortization:
License	15,500	15
Customer relationships	11,213	16

Subtotal	26,713

Total	¥95,513

Operations of the Company and its Subsidiaries
The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

Millions of yen
Six months ended September 30, 2022
Total revenues	¥1,410,833
Net Income	131,971